VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—25.9%
Aerospace & Defense—0.4%
Axon Enterprise, Inc.(1)	155	$ 62
Howmet Aerospace, Inc.	592	59
Huntington Ingalls Industries, Inc.	80	21
L3Harris Technologies, Inc.	84	20
Lockheed Martin Corp.	297	174
Northrop Grumman Corp.	46	24
RTX Corp.	873	106
Teledyne Technologies, Inc.(1)	123	54
		520

Air Freight & Logistics—0.2%
Expeditors International of Washington, Inc.	1,161	152
XPO, Inc.(1)	501	54
		206

Automobile Components—0.3%
Adient plc(1)	10,312	233
Garrett Motion, Inc.(1)	7,804	64
Gentex Corp.	2,071	61
		358

Automobiles—0.3%
Ferrari N.V.	138	65
Winnebago Industries, Inc.	4,075	237
		302

Banks—1.5%
Bank of America Corp.	1,161	46
Camden National Corp.	6,055	250
Capitol Federal Financial, Inc.	43,670	255
CrossFirst Bankshares, Inc.(1)	9,834	164
First Bancshares, Inc. (The)	2,589	83
Heartland Financial USA, Inc.	8,805	500
JPMorgan Chase & Co.	849	179
Northwest Bancshares, Inc.	18,019	241
NU Holdings Ltd. Class A(1)	4,422	61
Premier Financial Corp.	3,457	81
		1,860

Beverages—0.4%
Coca-Cola Co. (The)	1,531	110
Coca-Cola Consolidated, Inc.	62	81
Coca-Cola Europacific Partners plc	778	61
Constellation Brands, Inc. Class A	253	65
Keurig Dr Pepper, Inc.	924	35
Monster Beverage Corp.(1)	2,641	138
PepsiCo, Inc.	276	47
		537

	Shares	Value

Biotechnology—0.5%
AbbVie, Inc.	574	$ 113
ACADIA Pharmaceuticals, Inc.(1)	4,430	68
Avidity Biosciences, Inc.(1)	1,822	84
Incyte Corp.(1)	1,252	83
Madrigal Pharmaceuticals, Inc.(1)	316	67
Natera, Inc.(1)	446	57
Regeneron Pharmaceuticals, Inc.(1)	45	47
Rocket Pharmaceuticals, Inc.(1)	2,984	55
		574

Broadline Retail—0.4%
Amazon.com, Inc.(1)	673	125
Dillard’s, Inc. Class A	846	325
MercadoLibre, Inc.(1)	6	12
		462

Building Products—0.6%
Allegion plc	708	103
Builders FirstSource, Inc.(1)	305	59
Carlisle Cos., Inc.	203	92
Carrier Global Corp.	710	57
Insteel Industries, Inc.	8,241	256
Trane Technologies plc	449	175
		742

Capital Markets—1.0%
Broadridge Financial Solutions, Inc.	722	155
Cboe Global Markets, Inc.	640	131
CME Group, Inc. Class A	257	57
FactSet Research Systems, Inc.	583	268
Goldman Sachs Group, Inc. (The)	98	48
Golub Capital BDC, Inc.	6,994	106
Intercontinental Exchange, Inc.	400	64
Janus Henderson Group plc	2,405	92
Main Street Capital Corp.	893	45
MarketAxess Holdings, Inc.	388	99
Morningstar, Inc.	312	100
S&P Global, Inc.	98	51
		1,216

Chemicals—0.5%
Ashland, Inc.	2,905	253
International Flavors & Fragrances, Inc.	717	75
Linde plc	253	121
NewMarket Corp.	115	63
Sherwin-Williams Co. (The)	256	98
		610

	Shares	Value

Commercial Services & Supplies—0.8%
Brady Corp. Class A	745	$ 57
Cintas Corp.	1,032	212
Copart, Inc.(1)	4,772	250
Ennis, Inc.	6,820	166
Republic Services, Inc. Class A	393	79
Vestis Corp.	5,434	81
Waste Management, Inc.	354	74
		919

Communications Equipment—0.1%
Cisco Systems, Inc.	2,289	122
Motorola Solutions, Inc.	122	55
		177

Construction & Engineering—0.3%
Comfort Systems USA, Inc.	163	64
EMCOR Group, Inc.	387	166
MDU Resources Group, Inc.	5,441	149
		379

Construction Materials—0.2%
Eagle Materials, Inc.	360	103
Martin Marietta Materials, Inc.	100	54
Vulcan Materials Co.	466	117
		274

Consumer Finance—0.1%
Nelnet, Inc. Class A	1,032	117
Consumer Staples Distribution & Retail—0.5%
Costco Wholesale Corp.	115	102
Kroger Co. (The)	1,012	58
Natural Grocers by Vitamin Cottage, Inc.	4,230	125
Sysco Corp.	285	22
U.S. Foods Holding Corp.(1)	1,378	85
Walgreens Boots Alliance, Inc.	4,473	40
Walmart, Inc.	2,537	205
		637

Containers & Packaging—0.2%
AptarGroup, Inc.	778	125
Crown Holdings, Inc.	799	77
Sealed Air Corp.	702	25
		227

Distributors—0.1%
Genuine Parts Co.	407	57
Diversified Consumer Services—0.5%
Grand Canyon Education, Inc.(1)	420	60
Laureate Education, Inc.	25,480	423
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Diversified Consumer Services—continued
Rollins, Inc.	1,553	$ 78
		561

Diversified REITs—0.6%
Agree Realty Corp.	1,067	81
Equity Commonwealth(1)	1,459	29
Global Net Lease, Inc.	14,984	126
Park Hotels & Resorts, Inc.	32,558	459
Realty Income Corp.	474	30
		725

Diversified Telecommunication Services—0.3%
Frontier Communications Parent, Inc.(1)	1,959	70
Verizon Communications, Inc.	6,579	295
		365

Electric Utilities—0.3%
Alliant Energy Corp.	335	20
Duke Energy Corp.	198	23
Entergy Corp.	189	25
FirstEnergy Corp.	408	18
IDACORP, Inc.	247	26
NRG Energy, Inc.	1,674	153
OGE Energy Corp.	838	34
PPL Corp.	2,428	80
		379

Electrical Equipment—0.2%
AMETEK, Inc.	670	115
NEXTracker, Inc. Class A(1)	1,713	64
Vertiv Holdings Co. Class A	359	36
		215

Electronic Equipment, Instruments & Components—0.7%
Amphenol Corp. Class A	805	52
CDW Corp.	449	102
Insight Enterprises, Inc.(1)	368	79
Jabil, Inc.	2,749	329
Sanmina Corp.(1)	3,609	247
Trimble, Inc.(1)	1,445	90
		899

Energy Equipment & Services—0.1%
Baker Hughes Co. Class A	996	36
TechnipFMC plc	1,970	52
		88

Entertainment—0.1%
Electronic Arts, Inc.	746	107
Netflix, Inc.(1)	7	5
Spotify Technology S.A.(1)	37	14
Walt Disney Co. (The)	260	25
		151

	Shares	Value

Financial Services—1.4%
Acacia Research Corp.(1)	10,309	$ 48
Banco Latinoamericano de Comercio Exterior S.A. Class E	7,403	240
Corebridge Financial, Inc.	16,835	491
Corpay, Inc.(1)	322	101
Equitable Holdings, Inc.	1,474	62
Euronet Worldwide, Inc.(1)	847	84
Fidelity National Information Services, Inc.	879	73
Fiserv, Inc.(1)	778	140
Mastercard, Inc. Class A	137	68
MGIC Investment Corp.	3,827	98
NMI Holdings, Inc. Class A(1)	2,328	96
Visa, Inc. Class A	721	198
		1,699

Food Products—0.3%
Conagra Brands, Inc.	689	22
Flowers Foods, Inc.	1,004	23
General Mills, Inc.	347	26
Hershey Co. (The)	531	102
Ingredion, Inc.	126	17
J.M. Smucker Co. (The)	207	25
Mondelez International, Inc. Class A	78	6
Post Holdings, Inc.(1)	184	21
TreeHouse Foods, Inc.(1)	1,739	73
		315

Gas Utilities—0.1%
Southwest Gas Holdings, Inc.	1,152	85
Ground Transportation—0.2%
Uber Technologies, Inc.(1)	918	69
Union Pacific Corp.	519	128
		197

Health Care REITs—0.3%
Healthpeak Properties, Inc.	10,496	240
LTC Properties, Inc.	3,279	120
		360

Healthcare Equipment & Supplies—0.3%
Abbott Laboratories	532	60
Becton Dickinson & Co.	103	25
Boston Scientific Corp.(1)	1,428	120
Hologic, Inc.(1)	647	53
Solventum Corp.(1)	1,200	84
STAAR Surgical Co.(1)	271	10
		352

Healthcare Providers & Services—0.6%
Cencora, Inc.	457	103
Chemed Corp.	219	132
CorVel Corp.(1)	274	90
	Shares	Value

Healthcare Providers & Services—continued
CVS Health Corp.	1,227	$ 77
HCA Healthcare, Inc.	240	97
Humana, Inc.	194	61
McKesson Corp.	99	49
Tenet Healthcare Corp.(1)	369	61
		670

Healthcare Technology—0.2%
HealthStream, Inc.	2,131	62
Simulations Plus, Inc.	6,385	204
		266

Hotels, Restaurants & Leisure—0.6%
Carnival Corp.(1)	2,465	45
Chipotle Mexican Grill, Inc. Class A(1)	253	15
Darden Restaurants, Inc.	412	68
Expedia Group, Inc.(1)	59	9
Hilton Worldwide Holdings, Inc.	402	93
McDonald’s Corp.	291	89
MGM Resorts International(1)	338	13
Planet Fitness, Inc. Class A(1)	723	59
Royal Caribbean Cruises Ltd.	3	—
Vail Resorts, Inc.	1,399	244
Wendy’s Co. (The)	5,675	99
Yum! Brands, Inc.	151	21
		755

Household Durables—0.4%
DR Horton, Inc.	427	81
Garmin Ltd.	343	60
Installed Building Products, Inc.	364	90
Lennar Corp. Class A	344	65
PulteGroup, Inc.	473	68
TopBuild Corp.(1)	426	173
		537

Household Products—0.4%
Church & Dwight Co., Inc.	255	27
Colgate-Palmolive Co.	739	77
Kimberly-Clark Corp.	139	20
Oil-Dri Corp. of America	1,797	124
Procter & Gamble Co. (The)	412	71
Reynolds Consumer Products, Inc.	817	25
WD-40 Co.	347	89
		433

Independent Power and Renewable Electricity Producers—0.3%
NextEra Energy Partners LP	8,597	238
Talen Energy Corp.(1)	382	68
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Independent Power and Renewable Electricity Producers—continued
Vistra Corp.	584	$ 69
		375

Industrial Conglomerates—0.2%
3M Co.	249	34
General Electric Co.	760	143
Honeywell International, Inc.	381	79
		256

Industrial REITs—0.1%
First Industrial Realty Trust, Inc.	1,021	57
Insurance—0.8%
Allstate Corp. (The)	394	75
AMERISAFE, Inc.	4,842	234
Aon plc Class A	81	28
Chubb Ltd.	237	68
CNA Financial Corp.	472	23
Erie Indemnity Co. Class A	113	61
Gallagher (Arthur J.) & Co.	75	21
Hartford Financial Services Group, Inc. (The)	208	24
Kinsale Capital Group, Inc.	188	88
Loews Corp.	243	19
Markel Group, Inc.(1)	35	55
Marsh & McLennan Cos., Inc.	711	159
Old Republic International Corp.	687	24
Progressive Corp. (The)	235	60
Willis Towers Watson plc	62	18
		957

Interactive Media & Services—0.2%
Alphabet, Inc. Class A	438	73
Meta Platforms, Inc. Class A	138	79
Pinterest, Inc. Class A(1)	2,379	77
		229

IT Services—0.8%
Accenture plc Class A	1,676	592
Amdocs Ltd.	1,403	123
GoDaddy, Inc. Class A(1)	768	120
International Business Machines Corp.	8	2
Twilio, Inc. Class A(1)	128	8
VeriSign, Inc.(1)	292	56
Wix.com Ltd.(1)	306	51
		952

Leisure Products—0.0%
Sturm Ruger & Co., Inc.	1,332	56
Life Sciences Tools & Services—0.1%
Fortrea Holdings, Inc.(1)	2,258	45
Illumina, Inc.(1)	84	11
	Shares	Value

Life Sciences Tools & Services—continued
QIAGEN N.V.(1)	1,268	$ 58
		114

Machinery—0.7%
Allison Transmission Holdings, Inc.	1,007	97
Caterpillar, Inc.	190	74
Deere & Co.	105	44
Donaldson Co., Inc.	1,918	141
Illinois Tool Works, Inc.	816	214
Lincoln Electric Holdings, Inc.	450	86
Otis Worldwide Corp.	591	62
Snap-on, Inc.	212	61
		779

Marine Transportation—0.1%
Kirby Corp.(1)	512	63
Matson, Inc.	301	43
		106

Media—0.1%
Omnicom Group, Inc.	718	74
Metals & Mining—0.4%
Commercial Metals Co.	4,603	253
Freeport-McMoRan, Inc.	1,207	60
Radius Recycling, Inc. Class A	7,624	142
Southern Copper Corp.	598	69
		524

Mortgage Real Estate Investment Trusts (REITs)—0.3%
Invesco Mortgage Capital, Inc.	27,247	256
Rithm Capital Corp.	4,530	51
		307

Multi-Utilities—0.2%
CenterPoint Energy, Inc.	812	24
CMS Energy Corp.	338	24
Consolidated Edison, Inc.	840	87
DTE Energy Co.	194	25
NiSource, Inc.	592	20
Northwestern Energy Group, Inc.	545	31
Public Service Enterprise Group, Inc.	231	21
WEC Energy Group, Inc.	205	20
		252

Office REITs—0.1%
Postal Realty Trust, Inc. Class A	5,947	87
Oil, Gas & Consumable Fuels—1.6%
Antero Midstream Corp.	15,731	237
Chesapeake Energy Corp.	1,045	86
CVR Energy, Inc.	20,814	479
	Shares	Value

Oil, Gas & Consumable Fuels—continued
Dorchester Minerals LP	4,052	$ 122
Exxon Mobil Corp.	574	67
Hess Corp.	2,513	341
Kinder Morgan, Inc.	923	21
Marathon Oil Corp.	13,036	347
Marathon Petroleum Corp.	761	124
Phillips 66	382	50
Uranium Energy Corp.(1)	8,244	51
Williams Cos., Inc. (The)	1,178	54
		1,979

Pharmaceuticals—0.5%
Axsome Therapeutics, Inc.(1)	650	58
Bausch Health Cos., Inc.(1)	10,484	86
Bristol-Myers Squibb Co.	1,274	66
Eli Lilly & Co.	148	131
Johnson & Johnson	731	119
Merck & Co., Inc.	451	51
Zoetis, Inc. Class A	503	98
		609

Professional Services—0.3%
Alight, Inc. Class A(1)	8,615	64
CACI International, Inc. Class A(1)	113	57
Leidos Holdings, Inc.	358	59
Paychex, Inc.	620	83
Thomson Reuters Corp.	424	72
Verisk Analytics, Inc. Class A	216	58
		393

Real Estate Management & Development—0.2%
Forestar Group, Inc.(1)	5,907	191
Residential REITs—0.1%
Equity LifeStyle Properties, Inc.	902	64
Retail REITs—0.0%
NNN REIT, Inc.	399	19
Semiconductors & Semiconductor Equipment—0.4%
Broadcom, Inc.	730	126
Micron Technology, Inc.	1,905	197
SMART Global Holdings, Inc.(1)	6,832	143
Wolfspeed, Inc.(1)	1,510	15
		481

Software—0.5%
Check Point Software Technologies Ltd.(1)	350	67
Crowdstrike Holdings, Inc. Class A(1)	43	12
Dolby Laboratories, Inc. Class A	705	54
Elastic N.V.(1)	685	53
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Software—continued
Gen Digital, Inc.	2,675	$ 73
Nutanix, Inc. Class A(1)	1,291	77
Rapid7, Inc.(1)	1,915	76
Roper Technologies, Inc.	205	114
Salesforce, Inc.	247	68
		594

Specialized REITs—0.0%
Four Corners Property Trust, Inc.	666	20
VICI Properties, Inc. Class A	844	28
		48

Specialty Retail—0.5%
Dick’s Sporting Goods, Inc.	272	57
Haverty Furniture Cos., Inc.	8,632	237
O’Reilly Automotive, Inc.(1)	58	67
TJX Cos., Inc. (The)	986	116
Tractor Supply Co.	302	88
Williams-Sonoma, Inc.	390	60
		625

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	893	208
HP, Inc.	160	6
Seagate Technology Holdings plc	685	75
		289

Textiles, Apparel & Luxury Goods—0.1%
Deckers Outdoor Corp.(1)	924	147
NIKE, Inc. Class B	34	3
		150

Tobacco—0.2%
Philip Morris International, Inc.	254	31
Universal Corp.	4,447	236
		267

Trading Companies & Distributors—0.8%
Boise Cascade Co.	2,563	361
Fastenal Co.	2,815	201
MSC Industrial Direct Co., Inc. Class A	3,162	272
United Rentals, Inc.	218	177
		1,011

Water Utilities—0.0%
Essential Utilities, Inc.	757	29
	Shares	Value

Wireless Telecommunication Services—0.1%
T-Mobile US, Inc.	633	$ 131
Total Common Stocks (Identified Cost $28,131)		31,231

Master Limited Partnerships and Related Companies—1.0%
Diversified—0.4%
Alliance Resource Partners LP	6,009	150
CVR Partners LP	972	65
Energy Transfer LP	3,297	53
Enterprise Products Partners LP	3,628	106
MPLX LP	1,201	53
		427

Downstream/Other—0.2%
USA Compression Partners LP	10,506	241
Electric, LDC & Power—0.2%
Suburban Propane Partners LP	13,145	236
Liquefied Natural Gas—0.2%
Cheniere Energy Partners LP	4,939	241
Total Master Limited Partnerships and Related Companies (Identified Cost $1,144)		1,145

Total Long-Term Investments—26.9% (Identified Cost $29,275)		32,376

Short-Term Investments—60.9%
Money Market Mutual Fund—24.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(2)	29,550,321	29,550
Total Money Market Mutual Fund (Identified Cost $29,550)		29,550

	Par Value
U.S. Government Securities—36.4%
U.S. Treasury Bills
0.000%, 10/3/24(3)	$ 4,000	3,999
0.000%, 10/8/24(3)	7,000	6,993
0.000%, 10/22/24(3)	7,000	6,981
0.000%, 10/29/24(3)	9,000	8,967
0.000%, 11/5/24(3)	3,500	3,484
0.000%, 11/7/24(3)	5,000	4,976
0.000%, 1/2/25(3)	3,500	3,460
	Par Value	Value
0.000%, 1/21/25(3)	$ 5,000	$ 4,931
Total U.S. Government Securities (Identified Cost $43,782)		43,791

Total Short-Term Investments (Identified Cost $73,332)		73,341

TOTAL INVESTMENTS—87.8% (Identified Cost $102,607)		$105,717
Other assets and liabilities, net—12.2%		14,665
NET ASSETS—100.0%		$120,382

Abbreviations:
BDC	Business Development Companies
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
PLC	Public Limited Company
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra Low Sulfur Diesel
USFF	U.S. Federal Funds
WTI	West Texas Intermediate

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Counterparties:
MS	Morgan Stanley Capital Services LLC

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
USD	United States Dollar
ZAR	South African Rand
Country Weightings†
United States	98%
Ireland	2
Total	100%
† % of total investments as of September 30, 2024.
Exchange-traded futures contracts as of September 30, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
CAC 40® 10 Euro Future	October 2024	2	$170	$3	$—
FTSE China A50 Index Future	October 2024	139	1,932	235	—
FTSE Taiwan Index Future	October 2024	3	224	—	(4)
Hang Seng Index Future	October 2024	7	958	115	—
HSCEI Index Future	October 2024	32	1,555	205	—
IBEX 35 Index Future	October 2024	2	265	7	—
Indian Rupee Future	October 2024	182	4,338	—	(12)
MSCI Singapore IX ETS Future	October 2024	17	454	—	(4)
OMXS 30 Index Future	October 2024	10	259	9	—
Brazil Real Future	November 2024	8	146	—(1)	—
Low Sulphur Gas Oil Future	November 2024	4	264	6	—
Natural Gas Future	November 2024	9	263	30	—
WTI Crude Future	November 2024	17	1,159	—	(12)
2 Year U.S. Treasury Note Future	December 2024	28	5,831	—	(6)
5 Year U.S. Treasury Note Future	December 2024	7	769	2	—
10 Year Australian Bond Future	December 2024	38	3,058	—	(28)
10 Year Canadian Bond Future	December 2024	21	1,941	—	(4)
10 Year Euro-Bund Future	December 2024	46	6,909	11	—
10 Year U.S. Treasury Note Future	December 2024	139	15,885	—	(58)
10 Year U.S. Ultra Future	December 2024	18	2,129	4	—
30 Year Euro-BUXL Bond Future	December 2024	1	152	1	—
30 Year U.S. Treasury Bond Future	December 2024	2	248	—(1)	—
Australian Dollar Future	December 2024	27	1,870	54	—
Brent Crude Future	December 2024	36	2,581	—	(42)
Canadian Dollar Future	December 2024	21	1,556	1	—
Cocoa Future	December 2024	4	309	14	—
Coffee ’C’ Future	December 2024	5	507	69	—
Copper Future	December 2024	19	2,163	153	—
Dollar Index Future	December 2024	30	3,016	—	(19)
Euro FX Currency Future	December 2024	104	14,516	73	—
Euro STOXX 50® Index Future	December 2024	22	1,232	38	—
Euro-BOBL Future	December 2024	5	668	6	—
Euro-BTP Future	December 2024	9	1,079	8	—
Euro-BTP Future	December 2024	63	8,518	167	—
Euro-OAT Future	December 2024	67	9,460	31	—
FTSE 100 Index Future	December 2024	5	554	—	(2)
FTSE/JSE Top 40 Future	December 2024	4	184	11	—
FTSE/MIB Index Future	December 2024	1	189	3	—
Gold Future	December 2024	14	3,723	210	—
Japanese Yen Future	December 2024	30	2,636	—	(12)
Live Cattle Future	December 2024	15	1,109	38	—
LME Aluminium Future	December 2024	15	980	13	—
LME Zinc Future	December 2024	4	309	22	—
Mexican Peso Future	December 2024	74	1,860	34	—
MSCI EAFE® Index Future	December 2024	25	3,110	67	—
MSCI Emerging Markets Index Future	December 2024	101	5,922	378	—
Nasdaq 100® E-Mini Index Future	December 2024	8	3,242	92	—
Russell 2000® E-Mini Index Future	December 2024	104	11,696	322	—
S&P 500® E-Mini Index Future	December 2024	24	6,977	99	—
S&P Mid 400® E-Mini Index Future	December 2024	16	5,038	131	—
S&P/TSX 60 Index Future	December 2024	3	641	10	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Exchange-traded futures contracts as of September 30, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Silver Future	December 2024	1	$157	$6	$—
Soybean Meal Future	December 2024	39	1,332	—	(32)
Soybean Oil Future	December 2024	11	286	—	(7)
SPI 200 Index Future	December 2024	9	1,292	18	—
STOXX Europe 600 Future	December 2024	292	8,547	109	—
TOPIX Index Future	December 2024	22	4,053	145	—
U.S. Treasury Ultra Bond Future	December 2024	8	1,065	—	(14)
				$2,950	$(256)
Short Contracts:
Gasoline RBOB Future	November 2024	(10)	(813)	—	(2)
NY Harbor ULSD Future	November 2024	(21)	(1,900)	36	—
Soybean Future	November 2024	(27)	(1,427)	100	—
10 Year U.K. Gilt Future	December 2024	(129)	(16,976)	122	—
3-Month SOFR Future	December 2024	(68)	(16,313)	—	(105)
British Pound Future	December 2024	(43)	(3,594)	—	(58)
Corn Future	December 2024	(114)	(2,421)	103	—
Cotton No. 2 Future	December 2024	(25)	(920)	—	(21)
LME Aluminium Future	December 2024	(18)	(1,176)	—	(112)
LME Nickel Future	December 2024	(2)	(210)	—	(4)
LME Zinc Future	December 2024	(2)	(155)	—	(17)
Wheat Future	December 2024	(18)	(526)	78	—
3-Month EURIBOR Future	March 2025	(9)	(2,448)	—	(1)
Sugar Future	March 2025	(19)	(478)	—	(60)
				439	(380)
Total				$3,389	$(636)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of September 30, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	500	USD	598	UBS AG	12/18/24	$—	$(2)
NOK	12,000	USD	1,113	UBS AG	12/18/24	24	—
NZD	2,900	USD	1,787	UBS AG	12/18/24	56	—
PLN	3,500	USD	898	UBS AG	12/18/24	9	—
SEK	24,000	USD	2,339	UBS AG	12/18/24	34	—
SGD	375	USD	289	UBS AG	12/18/24	4	—
USD	2,535	CHF	2,125	UBS AG	12/18/24	2	—
USD	370	NOK	4,000	UBS AG	12/18/24	—	(9)
USD	4,766	NZD	7,700	UBS AG	12/18/24	—	(127)
USD	391	SEK	4,000	UBS AG	12/18/24	—	(4)
ZAR	6,500	USD	360	UBS AG	12/18/24	14	—
Total						$143	$(142)

Over-the-counter equity basket total return swaps outstanding as of September 30, 2024 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(21,413)	$—	$(21,413)	(17.79)%
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of September 30, 2024:
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Aerospace & Defense
Mercury Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(659)	$(24)	$(24)	$—

Air Freight & Logistics
FedEx Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(418)	(114)	(114)	—
United Parcel Service, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(549)	(75)	(75)	—
						(189)	(189)	—
Automobile Components
Aptiv plc	USFF -0.450%	Quarterly	MS	5/2/2028	(2,298)	(166)	(166)	—
BorgWarner, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,984)	(72)	(72)	—
Fox Factory Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,472)	(61)	(61)	—
						(299)	(299)	—
Automobiles
Ford Motor Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(861)	(9)	(9)	—
General Motors Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(12)	(1)	(1)	—
						(10)	(10)	—
Banks
Associated Banc-Corp	USFF -0.450%	Quarterly	MS	5/2/2028	(4,403)	(95)	(95)	—
Brookline BanCorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(23,528)	(238)	(238)	—
Columbia Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,174)	(88)	(88)	—
First Busey Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,566)	(171)	(171)	—
Pacific Premier Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,179)	(80)	(80)	—
Renasant Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,591)	(84)	(84)	—
TFS Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,782)	(74)	(74)	—
Triumph Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,181)	(94)	(94)	—
UMB Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,844)	(509)	(509)	—
Valley National Bancorp	USFF -0.450%	Quarterly	MS	5/2/2028	(26,363)	(239)	(239)	—
Washington Trust Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,445)	(175)	(175)	—
WesBanco, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,767)	(83)	(83)	—
						(1,930)	(1,930)	—
Beverages
Celsius Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,062)	(65)	(65)	—

Biotechnology
Exact Sciences Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,221)	(83)	(83)	—
Intellia Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,068)	(125)	(125)	—
Moderna, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,893)	(126)	(126)	—
Syndax Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,922)	(56)	(56)	—
Twist Bioscience Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,163)	(53)	(53)	—
Veracyte, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(900)	(31)	(31)	—
						(474)	(474)	—
Broadline Retail
Coupang, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,922)	(72)	(72)	—
Etsy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(814)	(45)	(45)	—
Global-e Online Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,078)	(80)	(80)	—
Savers Value Village, Inc.	USFF -1.530%	Quarterly	MS	5/2/2028	(5,435)	(57)	(57)	—
						(254)	(254)	—
Capital Markets
Brookfield Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,997)	(106)	(106)	—
Coinbase Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(868)	(155)	(155)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Invesco Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(620)	$(11)	$(11)	$—
Moelis & Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,272)	(87)	(87)	—
Robinhood Markets, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,525)	(36)	(36)	—
TPG, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,702)	(98)	(98)	—
						(493)	(493)	—
Chemicals
Albemarle Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,329)	(126)	(126)	—
Arcadium Lithium plc	USFF -0.450%	Quarterly	MS	5/2/2028	(23,162)	(66)	(66)	—
Aspen Aerogels, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,074)	(113)	(113)	—
Chemours Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(9,717)	(198)	(198)	—
Corteva, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,317)	(77)	(77)	—
Ingevity Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,327)	(52)	(52)	—
LyondellBasell Industries N.V.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,897)	(278)	(278)	—
Mosaic Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,877)	(50)	(50)	—
Perimeter Solutions S.A.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,274)	(111)	(111)	—
						(1,071)	(1,071)	—
Commercial Services & Supplies
ACV Auctions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,089)	(83)	(83)	—
Montrose Environmental Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,292)	(87)	(87)	—
						(170)	(170)	—
Communications Equipment
Extreme Networks, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,217)	(93)	(93)	—
Viasat, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,181)	(38)	(38)	—
						(131)	(131)	—
Construction & Engineering
Quanta Services, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(207)	(62)	(62)	—
Tutor Perini Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,843)	(104)	(104)	—
						(166)	(166)	—
Consumer Finance
Lendingtree, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(352)	(20)	(20)	—

Consumer Staples Distribution & Retail
Dollar General Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(661)	(56)	(56)	—
Dollar Tree, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,699)	(119)	(119)	—
Target Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(423)	(66)	(66)	—
						(241)	(241)	—
Containers & Packaging
Amcor plc	USFF -0.450%	Quarterly	MS	5/2/2028	(4,407)	(50)	(50)	—
Avery Dennison Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(325)	(72)	(72)	—
O-I Glass, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,397)	(57)	(57)	—
						(179)	(179)	—
Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(286)	(40)	(40)	—
Service Corp. International	USFF -0.450%	Quarterly	MS	5/2/2028	(822)	(65)	(65)	—
						(105)	(105)	—
Diversified REITs
Apartment Investment and Management Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,847)	(98)	(98)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Elme Communities	USFF -0.450%	Quarterly	MS	5/2/2028	(4,977)	$(87)	$(87)	$—
Essential Properties Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,224)	(42)	(42)	—
Gaming and Leisure Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,957)	(152)	(152)	—
Healthcare Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,079)	(92)	(92)	—
Kite Realty Group Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(3,336)	(89)	(89)	—
Macerich Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(5,687)	(104)	(104)	—
National Health Investors, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,796)	(235)	(235)	—
Service Properties Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(17,665)	(81)	(81)	—
WP Carey, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(398)	(25)	(25)	—
						(1,005)	(1,005)	—
Diversified Telecommunication Services
AT&T, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,159)	(48)	(48)	—
Iridium Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,588)	(170)	(170)	—
						(218)	(218)	—
Electric Utilities
NextEra Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,515)	(128)	(128)	—
Southern Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(295)	(27)	(27)	—
						(155)	(155)	—
Electrical Equipment
Array Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,995)	(46)	(46)	—
Atkore, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(843)	(72)	(72)	—
Fluence Energy, Inc.	USFF -1.630%	Quarterly	MS	5/2/2028	(923)	(21)	(21)	—
Shoals Technologies Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,158)	(51)	(51)	—
						(190)	(190)	—
Electronic Equipment, Instruments & Components
IPG Photonics Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,425)	(106)	(106)	—

Energy Equipment & Services
Halliburton Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(733)	(21)	(21)	—
Innovex International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,206)	(76)	(76)	—
Patterson-UTI Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,908)	(84)	(84)	—
Schlumberger N.V.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,142)	(48)	(48)	—
						(229)	(229)	—
Entertainment
Playtika Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,775)	(62)	(62)	—
Roblox Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,379)	(61)	(61)	—
Roku, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(929)	(69)	(69)	—
Sphere Entertainment Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,378)	(105)	(105)	—
Warner Bros Discovery, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(13,143)	(109)	(109)	—
						(406)	(406)	—
Financial Services
AvidXchange Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,006)	(73)	(73)	—
Block, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,206)	(148)	(148)	—
Cannae Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,994)	(95)	(95)	—
Marqeta, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(14,235)	(70)	(70)	—
PayPal Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(863)	(67)	(67)	—
Remitly Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,649)	(103)	(103)	—
Toast, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(552)	(16)	(16)	—
						(572)	(572)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Food Products
Archer-Daniels-Midland Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,151)	$(69)	$(69)	$—
Darling Ingredients, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,928)	(146)	(146)	—
Kraft Heinz Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(621)	(22)	(22)	—
Lamb Weston Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(876)	(56)	(56)	—
						(293)	(293)	—
Gas Utilities
Atmos Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(42)	(6)	(6)	—
UGI Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,603)	(90)	(90)	—
						(96)	(96)	—
Ground Transportation
Avis Budget Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(649)	(57)	(57)	—
Lyft, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,279)	(54)	(54)	—
						(111)	(111)	—
Health Care REITs
Universal Health Realty Income Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(5,252)	(240)	(240)	—

Healthcare Equipment & Supplies
Align Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(349)	(89)	(89)	—
Conmed Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(650)	(47)	(47)	—
Dexcom, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(809)	(54)	(54)	—
Envista Holdings Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,605)	(150)	(150)	—
InMode Ltd	USFF -0.450%	Quarterly	MS	5/2/2028	(2,977)	(51)	(51)	—
Insulet Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(315)	(73)	(73)	—
Medtronic plc	USFF -0.450%	Quarterly	MS	5/2/2028	(402)	(36)	(36)	—
Neogen Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,074)	(52)	(52)	—
Penumbra, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(262)	(51)	(51)	—
Quidelortho Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,695)	(77)	(77)	—
						(680)	(680)	—
Healthcare Providers & Services
AMN Healthcare Services, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,171)	(49)	(49)	—
Guardant Health, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,390)	(55)	(55)	—
Surgery Partners, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,070)	(67)	(67)	—
						(171)	(171)	—
Healthcare Technology
Teladoc Health, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,226)	(76)	(76)	—

Hotel & Resort REITs
Xenia Hotels & Resorts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,569)	(97)	(97)	—

Hotels, Restaurants & Leisure
Airbnb, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(488)	(62)	(62)	—
Caesars Entertainment, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,515)	(63)	(63)	—
DraftKings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(844)	(33)	(33)	—
Genius Sports Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(12,064)	(95)	(95)	—
International Game Technology plc	USFF -0.450%	Quarterly	MS	5/2/2028	(6,130)	(131)	(131)	—
Life Time Group Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,997)	(73)	(73)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Marriott Vacations Worldwide Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(736)	$(54)	$(54)	$—
Sweetgreen, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,946)	(104)	(104)	—
						(615)	(615)	—
Household Durables
Hovnanian Enterprises, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(108)	(22)	(22)	—
Leggett & Platt, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,182)	(84)	(84)	—
Newell Brands, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,076)	(62)	(62)	—
						(168)	(168)	—
Industrial REITs
Americold Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,227)	(91)	(91)	—

Insurance
Baldwin Insurance Group, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(3,374)	(168)	(168)	—
Brighthouse Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,850)	(83)	(83)	—
Globe Life, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(670)	(71)	(71)	—
						(322)	(322)	—
Interactive Media & Services
Bumble, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,557)	(48)	(48)	—
Snap, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,148)	(34)	(34)	—
ZoomInfo Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,531)	(47)	(47)	—
						(129)	(129)	—
IT Services
Affirm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,351)	(177)	(177)	—
Cloudflare, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(237)	(19)	(19)	—
DigitalOcean Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,115)	(45)	(45)	—
Fastly, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,416)	(11)	(11)	—
Flywire Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,494)	(139)	(139)	—
MongoDB, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(488)	(132)	(132)	—
Snowflake, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,207)	(139)	(139)	—
						(662)	(662)	—
Leisure Products
Mattel, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,839)	(54)	(54)	—

Life Sciences Tools & Services
10X Genomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,482)	(146)	(146)	—
Danaher Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(138)	(39)	(39)	—
NeoGenomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,124)	(76)	(76)	—
Thermo Fisher Scientific, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(125)	(77)	(77)	—
						(338)	(338)	—
Machinery
Chart Industries, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(488)	(60)	(60)	—
Toro Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(734)	(64)	(64)	—
						(124)	(124)	—
Media
Charter Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(83)	(27)	(27)	—
Comcast Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,948)	(81)	(81)	—
Trade Desk, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(456)	(50)	(50)	—
						(158)	(158)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Metals & Mining
Alcoa Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,579)	$(215)	$(215)	$—
Barrick Gold Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,390)	(68)	(68)	—
Hecla Mining Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,646)	(64)	(64)	—
Newmont Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,128)	(60)	(60)	—
						(407)	(407)	—
Mortgage Real Estate Investment Trusts (REITs)
Apollo Commercial Real Estate Finance, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(35,676)	(328)	(328)	—
Chimera Investment Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(14,678)	(232)	(232)	—
Claros Mortgage Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,342)	(78)	(78)	—
Ladder Capital Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(19,863)	(230)	(230)	—
New York Mortgage Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(29,999)	(190)	(190)	—
TPG RE Finance Trust , Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(27,436)	(234)	(234)	—
						(1,292)	(1,292)	—
Multi-Utilities
Dominion Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,001)	(58)	(58)	—
Sempra Energy	USFF -0.450%	Quarterly	MS	5/2/2028	(592)	(49)	(49)	—
						(107)	(107)	—
Oil, Gas & Consumable Fuels
APA Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,084)	(100)	(100)	—
Chevron Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,330)	(343)	(343)	—
CNX Resources Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,284)	(107)	(107)	—
Conocophillips	USFF -0.450%	Quarterly	MS	5/2/2028	(3,354)	(353)	(353)	—
EQT Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,477)	(91)	(91)	—
SFL Corp. Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(20,273)	(234)	(234)	—
						(1,228)	(1,228)	—
Passenger Airlines
Delta Air Lines, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,302)	(66)	(66)	—
JetBlue Airways Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(12,218)	(80)	(80)	—
Southwest Airlines Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,156)	(64)	(64)	—
						(210)	(210)	—
Personal Care Products
Estee Lauder Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(2,120)	(212)	(212)	—
Kenvue, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(487)	(11)	(11)	—
						(223)	(223)	—
Pharmaceuticals
Organon & Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,469)	(47)	(47)	—
Pfizer, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,059)	(60)	(60)	—
Viatris, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,869)	(56)	(56)	—
						(163)	(163)	—
Professional Services
Automatic Data Processing, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(10)	(3)	(3)	—
Paycom Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(680)	(113)	(113)	—
						(116)	(116)	—
Real Estate Management & Development
DigitalBridge Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,053)	(100)	(100)	—

Residential REITs
Veris Residential, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,784)	(103)	(103)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Retail REITs
Acadia Realty Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(4,353)	$(102)	$(102)	$—

Semiconductors & Semiconductor Equipment
ACM Research, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,114)	(23)	(23)	—
Advanced Micro Devices, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(276)	(45)	(45)	—
Allegro MicroSystems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,399)	(126)	(126)	—
Ambarella, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(921)	(52)	(52)	—
Axcelis Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,193)	(125)	(125)	—
Credo Technology Group Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(461)	(14)	(14)	—
Diodes, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(926)	(59)	(59)	—
Enphase Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(451)	(51)	(51)	—
Entegris, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(380)	(43)	(43)	—
Intel Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,207)	(52)	(52)	—
Lattice Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,155)	(61)	(61)	—
Marvell Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(563)	(40)	(40)	—
MKS Instruments, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(164)	(18)	(18)	—
Navitas Semiconductor Corp.	USFF -1.480%	Quarterly	MS	5/2/2028	(26,870)	(66)	(66)	—
NVIDIA Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(705)	(86)	(86)	—
ON Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(852)	(62)	(62)	—
Silicon Laboratories, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(465)	(54)	(54)	—
SiTime Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(702)	(120)	(120)	—
SolarEdge Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,341)	(31)	(31)	—
Tower Semiconductor Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,155)	(51)	(51)	—
						(1,179)	(1,179)	—
Software
AppLovin Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,662)	(217)	(217)	—
Asana, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,941)	(57)	(57)	—
Atlassian Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(93)	(15)	(15)	—
Aurora Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,506)	(27)	(27)	—
Braze, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,008)	(33)	(33)	—
Cleanspark, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,366)	(78)	(78)	—
Confluent, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,098)	(104)	(104)	—
Datadog, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(305)	(35)	(35)	—
Dayforce, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,041)	(64)	(64)	—
Doubleverify Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,743)	(113)	(113)	—
Five9, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,067)	(117)	(117)	—
Freshworks, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(15,415)	(177)	(177)	—
Gitlab, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(942)	(48)	(48)	—
MARA Holdings, Inc.	USFF -1.480%	Quarterly	MS	5/2/2028	(11,002)	(178)	(178)	—
Monday.com Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(224)	(62)	(62)	—
Pagerduty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,957)	(55)	(55)	—
Palantir Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(442)	(16)	(16)	—
Riot Platforms, Inc.	USFF -1.530%	Quarterly	MS	5/2/2028	(8,042)	(60)	(60)	—
SentinelOne, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,141)	(27)	(27)	—
Shutterstock, Inc.	USFF -0.530%	Quarterly	MS	5/2/2028	(1,772)	(63)	(63)	—
Sprout Social, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,571)	(75)	(75)	—
UiPath, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(11,081)	(142)	(142)	—
Unity Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,100)	(138)	(138)	—
						(1,901)	(1,901)	—
Specialized REITs
Potlatchdeltic Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,902)	(86)	(86)	—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Total Return Swaps
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)

Specialty Retail
Abercrombie & Fitch Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(411)	$(57)	$(57)	$—
Best Buy Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(759)	(78)	(78)	—
Chewy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,530)	(103)	(103)	—
Five Below, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(573)	(51)	(51)	—
Gap, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(3,022)	(67)	(67)	—
Victoria’s Secret & Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,563)	(66)	(66)	—
Warby Parker, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,411)	(105)	(105)	—
Wayfair, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,338)	(75)	(75)	—
						(602)	(602)	—
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(709)	(192)	(192)	—

Tobacco
Altria Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,330)	(170)	(170)	—

Trading Companies & Distributors
Xometry, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,342)	(80)	(80)	—

Water Utilities
American Water Works Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(170)	(25)	(25)	—

Total						$(21,413)	$(21,413)	$—
See Notes to Consolidated Schedule of Investments

VIRTUS AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$43,791	$—	$43,791
Equity Securities:
Common Stocks	31,231	31,231	—
Master Limited Partnerships and Related Companies	1,145	1,145	—
Money Market Mutual Fund	29,550	29,550	—
Other Financial Instruments:
Futures Contracts	3,389	3,389	—
Forward Foreign Currency Exchange Contracts*	143	—	143
Total Assets	109,249	65,315	43,934
Liabilities:
Other Financial Instruments:
Futures Contracts	(636)	(636)	—
Forward Foreign Currency Exchange Contracts*	(142)	—	(142)
Over-the-Counter Equity Basket Total Return Swaps*	—(1)	—	—(1)
Total Liabilities	(778)	(636)	(142)
Total Investments	$108,471	$64,679	$43,792

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Consolidated Schedule of Investments

VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND
NOTES TO FINANCIAL STATEMENTS(Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.